Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net income	$ 144,794	$ 250,245
Items that may be reclassified to income:
Change in cash flow hedges and excluded forward element (note 19)	(23,255)	(23,211)
Realized losses (gains) on foreign exchange hedges reclassified to revenue	11,701	(3,604)
Amounts reclassified on discontinuation of hedging relationship (note 19)	(658)	11,702
Changes in cash flow hedges on equity-accounted investees	920	0
Items that will not be reclassified to income:
Actuarial gain (loss) on defined benefit pension plans (note 21(a))	(3,564)	1,353
Taxes on above items	5,750	(14,096)
Other comprehensive income (loss)	(9,106)	(27,856)
Comprehensive income	135,688	222,389
Attributable to:
Methanex Corporation shareholders	70,770	136,130
Non-controlling interests (note 24)	$ 64,918	$ 86,259